Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 4 – Property and equipment

Property and equipment consists of the following:

	June 30, 2014	December 31, 2013
Equipment	$96,379	$96,379
Tooling	127,436	127,436
Computer equipment	25,018	-
Leasehold Improvements	23,070	6,007
Furniture and fixtures	25,741	32,761
Warehouse equipment	9,868	-
	307,512	262,583
Less accumulated depreciation	75,019	41,931
	$232,493	$220,652

As of June 30, 2014, all tooling was complete and placed into service.

Note 4 – Property and equipment

Property and equipment consists of the following:

	December 31, 2013	December 31, 2012
Equipment	$96,379	$-
Tooling	127,436	86,210
Leasehold Improvements	6,007	-
Furniture and fixtures	32,761	5,005
	262,583	91,215
Less accumulated depreciation	41,931	918
	$220,652	$90,297

As of December 31, 2013, all tooling was complete and placed into service.